Organization and Description of Business (Details Narrative)																12 Months Ended
	Oct. 08, 2025 USD ($) $ / shares shares	Sep. 10, 2025 USD ($)	Sep. 09, 2025 $ / shares shares	Jul. 25, 2023 MOP (MOP$)	Jun. 19, 2023	Jun. 14, 2023 USD ($)	Jun. 14, 2023 MOP (MOP$)	May 15, 2023 MOP (MOP$)	Feb. 15, 2023 MOP (MOP$)	Mar. 23, 2022 USD ($)	Mar. 23, 2022 MOP (MOP$)	Nov. 12, 2019 USD ($)	Nov. 12, 2019 MOP (MOP$)	Aug. 26, 2019 USD ($)	Aug. 26, 2019 MOP (MOP$)	Sep. 30, 2025 USD ($) shares		Sep. 30, 2024 USD ($) shares		Sep. 30, 2023 USD ($) shares		Jun. 18, 2023	Aug. 29, 2022
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Share capital																$ 4,238,584		$ 63,909
Stock issued during the period, shares | shares			1,500,000
Price per share | $ / shares	$ 4.00		$ 4.00
Proceeds from initial public offering		$ 6,000,000														5,247,354
Consideration transferred to acquire equity interest																		63,909
Common stock voting rights, description					Before and after the reorganization, ZGCL Cayman and ZGCL Macau were ultimately and effectively controlled by the same group of controlling shareholders, who collectively held more than 50% of the voting rights in these entities.
ZGCL Macau [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Consideration transferred to acquire equity interest | MOP$								MOP$ 100,000
ZGCL Macau [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Equity ownership percentage				32.00%		68.00%	68.00%	100.00%	100.00%			90.00%	90.00%
Consideration transferred to acquire equity interest | MOP$				MOP$ 32,000					MOP$ 100,000
Ng WaiIan [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Equity ownership percentage												10.00%	10.00%
Two Independent Party [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Equity ownership percentage																							100.00%
Independent Party One [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Equity ownership percentage						32.00%	32.00%			60.00%	60.00%
Independent Party Two [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Equity ownership percentage										40.00%	40.00%
Ng And Sou Weng Seng [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Equity ownership percentage																						100.00%
ZGCL Cayman [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Equity ownership percentage					100.00%
Common Stock [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Share capital																$ 1,500		$ 9		$ 75
Stock issued during the period, shares | shares	225,000		1,500,000													1,500,000	[1]	8,580	[1]	75,259	[1]
Proceeds from initial public offering	$ 900,000
ZGCL Macau [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Share capital														$ 12,471	MOP$ 100,000
Lason Investment Consulting Company Limited [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Share capital												$ 12,471	MOP$ 100,000
Lason Management Service Limited [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Share capital										$ 12,471	MOP$ 100,000
Lapis Financial Technology Limited [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Share capital						$ 12,471	MOP$ 100,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.